Financial risk management - Credit risk - guarantees on real estate loans (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Securities	R$ 12,448,565	R$ 12,757,687
Real Estate loans
Disclosure of credit risk exposure [line items]
Securities	6,251,813	5,121,411
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Lower Than 30 Percent
Disclosure of credit risk exposure [line items]
Securities	693,322	582,421
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 31 and 50 Percent
Disclosure of credit risk exposure [line items]
Securities	1,689,190	1,584,454
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 51 and 70 Percent
Disclosure of credit risk exposure [line items]
Securities	2,308,021	2,116,015
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Between 71 and 90 Percent
Disclosure of credit risk exposure [line items]
Securities	1,503,703	756,870
Real Estate loans | Credit Grade Where Loan To Value Ratio Is Higher Than 90 Percent
Disclosure of credit risk exposure [line items]
Securities	R$ 57,577	R$ 81,651